Related Party Transactions (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 15, 2016	Jul. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions (Textual)
Business acquisition, equity interest issued number of shares		4,985,780			3,642,084
Membership interests exchanged for additional issuance of common stock					6,300,000
Common stock issued			16,630,234		11,064,664	8,836,421
Customer deposits			$ 80,195		$ 165,094	$ 754,545
Interes rate			10.00%
Senior secured convertible note due date			Apr. 28, 2018
Senior secured convertible note, percentage			10.00%
Pilatus Business Aircraft, Ltd [Member]
Related Party Transactions (Textual)
Purchase special mission modifications						7,300,000
CAF [Member]
Related Party Transactions (Textual)
Total billings					53,082
Currently hold in customer deposit					750,000
Customer deposits					500,000
Notes Payable					62,018	0
Total purchases, value					723,756	0
Jackson River Aviation [Member]
Related Party Transactions (Textual)
Total purchases			$ 2,117,808	$ 162,576	304,025	335,795
Total billings			461,250	53,302	143,995	25,706
Net outstanding receivables					38,962
Net outstanding payable			333,143			7,958
Jackson River Aviation [Member] | Maximum [Member]
Related Party Transactions (Textual)
Lease expense						10,000
Jackson River Aviation [Member] | Minimum [Member]
Related Party Transactions (Textual)
Lease expense						4,000
Tempus Intermediate Holdings, LLC [Member]
Related Party Transactions (Textual)
Total purchases			1,278,422	947,011	1,331,510	1,943,992
Total billings			46,146	118,294	280,296	776,025
Net outstanding payable			1,518,213		1,284,886	295,561
Southwind Capital LLC [Member]
Related Party Transactions (Textual)
Total purchases			0	$ 98,226	142,496	0
Net outstanding payable			$ 142,496		$ 142,496	$ 0
Chief Financial Officer [Member]
Related Party Transactions (Textual)
Purchase of membership interests, description					In connection with the formation of Tempus, the Company's former Chief Financial Officer, R. Lee Priest, Jr., loaned Tempus $500,000. Of this amount, $10,101 was allocated to the purchase of 1.0% of the membership interests of Tempus, and $489,899 took the form of a loan from an officer.
Interes rate						5.00%
Senior secured convertible note, percentage						5.00%
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Non-cash consideration	$ 500,000
Common stock issued	242,131
Cash consideration	$ 500,000